Risk Report - Credit Risk Exposure (Tables)	12 Months Ended
Dec. 31, 2021
Credit Risk Exposure [Abstract]
Main Credit Exposure Categories by Industry Sectors [text block table]
Main Credit Exposure Categories by Industry Sectors
The below tables give an overview of our credit exposure by industry based on the NACE code of the counterparty. NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) is a standard European industry classification system and does not have to be congruent with an internal risk based view applied elsewhere in this report.
	Dec 31, 2021
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	645	2	0	0	593	36	3
Mining and quarrying	2,783	190	0	33	5,220	1,893	32
Manufacturing	35,404	348	26	1,042	51,706	11,612	5,034
Electricity, gas, steam and air conditioning supply	4,548	226	46	0	5,068	2,807	360
Water supply, sewerage, waste management and remediation activities	681	0	0	0	484	175	67
Construction	4,374	234	2	40	2,939	2,714	256
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,285	196	34	930	16,368	7,135	298
Transport and storage	5,330	334	87	316	5,729	947	515
Accommodation and food service activities	2,259	5	0	8	1,308	136	7
Information and communication	6,363	286	80	658	13,837	2,896	924
Financial and insurance activities	106,343	3,219	578	1,099	65,114	24,361	13,369
Real estate activities	40,629	2,478	30	83	6,486	208	822
Professional, scientific and technical activities	6,959	63	0	0	5,245	2,147	85
Administrative and support service activities	9,759	472	71	22	5,114	816	496
Public administration and defense, compulsory social security	6,183	757	12	124	2,519	105	1,037
Education	225	0	0	0	132	56	255
Human health services and social work activities	3,869	111	25	0	1,646	141	157
Arts, entertainment and recreation	1,062	6	0	0	1,899	88	56
Other service activities	4,941	262	44	14	4,790	810	91
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	213,184	0	0	1	30,934	311	253
Activities of extraterritorial organizations and bodies	1	0	0	0	0	2	31
Total	476,827	9,189	1,035	4,370	227,132	59,394	24,146

	Dec 31, 2021
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	0	12	0	0	0	0	1,291
Mining and quarrying	4	371	2	0	0	0	10,529
Manufacturing	4	1,746	37	0	0	0	106,960
Electricity, gas, steam and air conditioning supply	15	601	1	0	0	0	13,669
Water supply, sewerage, waste management and remediation activities	0	22	0	0	0	0	1,429
Construction	60	456	10	0	0	0	11,086
Wholesale and retail trade, repair of motor vehicles and motorcycles	6	335	2	0	0	0	46,589
Transport and storage	306	888	1	0	0	0	14,452
Accommodation and food service activities	0	91	0	0	0	0	3,814
Information and communication	78	1,007	9	0	0	0	26,137
Financial and insurance activities	3,542	18,588	4,511	8,428	76,317	1,231	326,701
Real estate activities	381	2,405	129	0	0	0	53,650
Professional, scientific and technical activities	28	176	157	0	0	0	14,860
Administrative and support service activities	27	323	3	0	0	0	17,103
Public administration and defense, compulsory social security	10,185	63,108	18,216	0	1,957	0	104,203
Education	0	275	0	0	0	0	942
Human health services and social work activities	0	468	0	0	0	0	6,417
Arts, entertainment and recreation	0	131	0	0	0	0	3,241
Other service activities	174	2,693	14	5	12	0	13,849
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	244,683
Activities of extraterritorial organizations and bodies	40	1,671	287	0	0	0	2,032
Total	14,849	95,367	23,377	8,433	78,286	1,231	1,023,637

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.4 billion as of December 31, 2021.
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 28.1 million as of December 31, 2021
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2021.
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 368.2 million as of December 31, 2021.
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.8 million as of December 31, 2021.
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.
	Dec 31, 2020
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	637	0	0	0	544	40	3
Mining and quarrying	2,871	250	8	15	5,148	1,370	34
Manufacturing	26,050	525	354	1,111	52,722	10,314	4,677
Electricity, gas, steam and air conditioning supply	3,419	295	51	0	5,080	1,783	614
Water supply, sewerage, waste management and remediation activities	681	0	0	0	396	156	80
Construction	4,440	243	2	22	2,672	2,490	438
Wholesale and retail trade, repair of motor vehicles and motorcycles	20,697	330	83	913	15,672	5,025	614
Transport and storage	5,575	427	69	312	5,235	978	715
Accommodation and food service activities	2,427	60	0	27	1,203	158	27
Information and communication	5,525	308	3	404	14,030	2,072	887
Financial and insurance activities	84,724	2,860	1,823	813	56,024	19,467	18,042
Real estate activities	36,571	989	46	339	5,776	312	1,401
Professional, scientific and technical activities	7,707	228	0	12	4,919	1,915	147
Administrative and support service activities	9,112	333	66	56	4,266	453	672
Public administration and defense, compulsory social security	6,139	828	13	433	2,983	93	3,094
Education	205	0	0	0	126	14	459
Human health services and social work activities	3,436	68	26	0	2,373	127	484
Arts, entertainment and recreation	929	22	0	0	1,105	59	30
Other service activities	5,353	551	84	177	4,305	877	131
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	205,004	22	0	2	31,298	272	325
Activities of extraterritorial organizations and bodies	1	0	0	0	0	2	54
Total	431,503	8,339	2,629	4,635	215,877	47,978	32,928

	Dec 31, 2020
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	0	6	0	0	0	0	1,230
Mining and quarrying	0	354	2	0	0	0	10,053
Manufacturing	0	995	39	0	0	0	96,788
Electricity, gas, steam and air conditioning supply	0	437	1	0	0	0	11,679
Water supply, sewerage, waste management and remediation activities	0	40	0	0	0	0	1,354
Construction	0	565	70	0	0	0	10,944
Wholesale and retail trade, repair of motor vehicles and motorcycles	0	213	2	0	0	0	43,548
Transport and storage	203	811	26	0	0	0	14,351
Accommodation and food service activities	0	63	0	0	0	0	3,964
Information and communication	8	514	5	0	0	0	23,756
Financial and insurance activities	3,167	20,866	8,114	8,428	61,801	1,543	287,672
Real estate activities	333	3,047	109	0	0	0	48,924
Professional, scientific and technical activities	25	105	25	8	0	0	15,091
Administrative and support service activities	36	270	3	99	0	0	15,367
Public administration and defense, compulsory social security	8,670	61,459	40,574	0	1,089	0	125,374
Education	0	120	21	0	0	0	945
Human health services and social work activities	0	473	0	0	0	0	6,987
Arts, entertainment and recreation	31	83	0	0	0	0	2,258
Other service activities	110	3,654	162	0	176	0	15,580
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	236,923
Activities of extraterritorial organizations and bodies	40	1,272	503	0	0	0	1,873
Total	12,625	95,347	49,656	8,535	63,066	1,543	974,661

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 11.9 billion as of December 31, 2020.
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 90.3 million as of December 31, 2020
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2020.
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 360.4 million as of December 31, 2020.
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2020.
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

Main credit exposure categories by geographical region [text block table]
Main credit exposure categories by geographical region
	Dec 31, 2021
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	342,179	3,411	702	1,365	129,396	35,814	13,525
Of which:
Germany	236,139	407	20	173	73,087	14,388	1,535
United Kingdom	6,331	529	243	297	8,851	2,796	4,480
France	3,581	59	2	55	6,840	2,179	925
Luxembourg	14,195	517	82	53	7,393	713	646
Italy	24,316	227	9	0	3,484	4,510	398
Netherlands	9,383	137	102	384	8,391	2,237	1,226
Spain	16,283	246	0	43	3,215	3,464	668
Ireland	4,652	262	234	72	2,687	210	549
Switzerland	13,083	34	0	110	6,156	2,710	145
Poland	2,293	0	0	16	401	116	14
Belgium	1,426	5	0	76	1,724	578	212
Russian Federation⁸	806	54	0	51	629	209	27
Ukraine⁸	109	441[9]	0	0	3	22	0
Other Europe⁸,¹⁰	9,583	492	10	37	6,535	1,683	2,700
North America	87,628	3,904	132	2,060	87,172	9,411	7,853
Of which:
U.S.	73,007	3,156	91	1,836	82,800	8,685	6,839
Cayman Islands	5,709	157	3	0	1,555	80	396
Canada	935	291	0	200	1,977	419	218
Other North America	7,976	301	37	24	839	227	401
Asia/Pacific	40,093	944	185	874	9,151	12,786	2,605
Of which:
Japan	1,921	62	108	48	608	519	656
Australia	2,112	264	25	0	2,248	532	257
India	7,948	4	6	18	920	3,440	95
China	5,606	9	0	42	480	1,913	554
Singapore	5,750	127	23	135	1,157	1,566	157
Hong Kong	3,146	89	0	51	1,258	752	181
Other Asia/Pacific	13,610	390	23	581	2,480	4,064	706
Other geographical areas	6,926	931	16	71	1,414	1,383	163
Total	476,827	9,189	1,035	4,370	227,132	59,394	24,146

	Dec 31, 2021
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	3,464	45,063	7,578	2,745	32,525	484	618,251
Of which:
Germany	548	7,152	932	274	3,301	32	337,987
United Kingdom	951	8,604	1,151	571	8,824	0	43,628
France	0	6,482	1,411	5	12,910	0	34,448
Luxembourg	57	2,471	497	0	971	0	27,594
Italy	314	3,655	315	85	729	0	38,042
Netherlands	212	2,157	51	29	38	0	24,347
Spain	74	7,193	199	1,126	500	0	33,012
Ireland	1,143	1,264	3	2	3,158	0	14,237
Switzerland	3	583	4	0	140	0	22,968
Poland	0	73	1,870	0	76	0	4,859
Belgium	33	1,932	805	0	7	0	6,798
Russian Federation⁸	0	14	36	0	0	0	1,826
Ukraine⁸	0	2	29	0	0	0	606
Other Europe⁸,¹⁰	130	3,481	274	653	1,870	452	27,900
North America	8,618	26,899	10,363	2,551	38,688	0	285,278
Of which:
U.S.	8,600	25,959	10,059	517	26,173	0	247,722
Cayman Islands	0	238	0	2,034	11,679	0	21,851
Canada	0	476	235	0	834	0	5,586
Other North America	18	225	69	0	3	0	10,119
Asia/Pacific	2,718	21,369	5,053	2,868	7,000	508	106,154
Of which:
Japan	25	2,951	556	0	3,672	0	11,127
Australia	1,597	1,726	510	0	515	0	9,787
India	617	5,067	944	0	253	360	19,670
China	16	1,576	560	0	594	0	11,349
Singapore	9	860	246	0	107	0	10,136
Hong Kong	213	742	246	0	184	0	6,861
Other Asia/Pacific	242	8,447	1,990	2,868	1,675	147	37,224
Other geographical areas	49	2,037	384	268	72	240	13,954
Total	14,849	95,367	23,377	8,433	78,286	1,231	1,023,637

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.4 billion as of December 31, 2021.
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 28.1 million as of December 31, 2021
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2021.
[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 368.2 million as of December 31, 2021.
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.8 million as of December 31, 2021.
[7] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.
[8]Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine.
[9]
Ukraine trading loan exposure driven by financing, materially guaranteed by supranational development bank. Net exposure considering broader risk mitigation structure is deminimis
[10] Other Europe includes Belarus with a total exposure of less than € 2 million.
	Dec 31, 2020
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	317,281	3,092	1,519	1,615	128,440	29,529	20,283
Of which:
Germany	224,274	340	57	347	75,531	12,195	1,715
United Kingdom	5,796	160	341	64	9,820	2,327	7,102
France	3,460	65	33	187	6,103	1,383	1,331
Luxembourg	10,097	546	252	0	4,839	1,251	701
Italy	23,442	340	66	0	3,600	3,888	1,854
Netherlands	9,679	79	222	554	9,890	1,727	1,942
Spain	17,134	304	0	28	3,755	2,763	1,094
Ireland	4,173	190	200	127	2,023	200	465
Switzerland	6,817	39	19	150	4,518	1,762	268
Poland	2,421	0	1	0	374	128	17
Belgium	1,133	4	0	53	1,566	679	295
Russian Federation⁸	665	74	0	57	382	239	17
Ukraine⁸	280	425	0	0	17	11	0
Other Europe⁸	7,910	527	327	46	6,021	976	3,480
North America	73,742	3,266	841	1,896	78,079	7,430	9,420
Of which:
U.S.	61,137	2,926	784	1,792	73,215	7,033	8,496
Cayman Islands	3,790	113	3	0	2,131	25	246
Canada	887	37	0	91	1,790	47	303
Other North America	7,928	191	54	13	943	326	374
Asia/Pacific	34,194	1,248	237	992	7,813	9,960	2,766
Of which:
Japan	1,385	17	0	89	415	483	312
Australia	1,525	258	36	35	1,785	367	542
India	6,355	54	21	32	1,110	2,253	149
China	4,764	6	149	46	684	1,780	658
Singapore	5,309	210	30	28	918	685	248
Hong Kong	2,872	109	0	61	986	671	186
Other Asia/Pacific	11,984	593	0	702	1,914	3,721	670
Other geographical areas	6,286	734	31	133	1,545	1,059	460
Total	431,503	8,339	2,629	4,635	215,877	47,978	32,928

	Dec 31, 2020
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	2,468	46,446	31,902	2,180	21,696	498	606,947
Of which:
Germany	544	8,252	10,467	263	1,078	10	335,074
United Kingdom	890	7,980	2,776	0	11,352	0	48,607
France	2	8,136	5,216	0	5,981	0	31,898
Luxembourg	41	2,509	1,412	0	819	0	22,466
Italy	117	5,908	1,496	108	478	0	41,297
Netherlands	112	3,486	118	0	33	0	27,843
Spain	0	3,053	3,088	1,077	500	0	32,796
Ireland	680	1,415	136	0	396	0	10,004
Switzerland	4	637	4	0	79	0	14,299
Poland	0	112	1,993	0	0	0	5,047
Belgium	40	1,575	1,616	0	5	0	6,966
Russian Federation⁸	0	42	34	0	0	0	1,510
Ukraine⁸	0	8	17	0	0	0	758
Other Europe⁸	38	3,334	3,529	731	975	488	28,381
North America	7,727	27,547	11,798	2,780	31,907	0	256,433
Of which:
U.S.	7,351	26,408	11,197	1,814	29,370	0	231,523
Cayman Islands	359	567	0	885	2,086	0	10,206
Canada	0	417	543	0	451	0	4,567
Other North America	16	155	58	81	0	0	10,137
Asia/Pacific	2,431	19,246	5,740	3,353	9,426	646	98,052
Of which:
Japan	64	2,807	25	0	6,283	0	11,881
Australia	1,545	2,535	860	0	659	0	10,149
India	349	3,284	2,047	0	128	396	16,177
China	0	3,012	309	0	421	0	11,830
Singapore	78	2,067	472	0	105	0	10,152
Hong Kong	207	725	286	60	12	0	6,175
Other Asia/Pacific	188	4,816	1,740	3,293	1,817	250	31,689
Other geographical areas	0	2,107	216	223	37	399	13,229
Total	12,625	95,347	49,656	8,535	63,066	1,543	974,661

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 11.9 billion as of December 31, 2020.
[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 90.3 million as of December 31, 2020
[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2020.
[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.
[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 360.4 million as of December 31, 2020.
[6] Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2020.
[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.
[8]Thematic addition on back of the ongoing border conflict between the Russian Federation and Ukraine

Maximum Exposure to Credit Risk [text block table]
Maximum Exposure to Credit Risk
	Dec 31, 2021
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	192,025	192,025	−	0	−	0
Interbank balances (w/o central banks)	7,345	7,345	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	8,370	8,370	−	8,070	−	8,070
Securities borrowed	63	63	−	63	−	63
Loans	476,827	476,827	−	247,109	33,353	280,462
Other assets subject to credit risk[4,5]	83,313	79,361	30,639	709	206	31,555
Total financial assets at amortized cost[3]	767,942	763,990	30,639	255,951	33,559	320,149
Financial assets at fair value through profit or loss[6]
Trading assets	97,080	−	−	2,217	1,091	3,308
Positive market values from derivative financial instruments	299,732	−	238,412	41,692	37	280,140
Non-trading financial assets mandatory at fair value through profit or loss	87,873	−	2,176	75,960	187	78,324
Of which:
Securities purchased under resale agreement	59,931	−	2,176	57,755	0	59,931
Securities borrowed	18,355	−	−	17,978	0	17,978
Loans	895	−	−	190	187	378
Financial assets designated at fair value through profit or loss	140	−	−	0	82	82
Total financial assets at fair value through profit or loss	484,825	−	240,588	119,869	1,398	361,854
Financial assets at fair value through OCI	28,979	28,979	0	1,480	891	2,371
Of which:
Securities purchased under resale agreement	1,231	1,231	−	0	0	0
Securities borrowed	0	0	−	0	0	0
Loans	4,370	4,370	−	1,480	891	2,371
Total financial assets at fair value through OCI	28,979	28,979	−	1,480	891	2,371
Financial guarantees and other credit related contingent liabilities[7]	59,394	59,394	−	3,077	6,857	9,934
Revocable and irrevocable lending commitments and other credit related commitments[7]	227,132	226,454	−	18,545	5,888	24,433
Total off-balance sheet	286,525	285,848	−	21,622	12,746	34,368

Maximum exposure to credit risk	1,568,272	1,078,817	271,227	398,922	48,593	718,742

[1] Does not include credit derivative notional sold (€ 491,407 million) and credit derivative notional bought protection.
[2] Bought Credit protection is reflected with the notional of the underlying.
[3] All amounts at gross value before deductions of allowance for credit losses.
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L.
[5] Includes Asset Held for Sale regardless of accounting classification.
[6] Excludes equities, other equity interests and commodities.
[7] Figures are reflected at notional amounts.
	Dec 31, 2020
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	166,211	166,211	−	0	−	0
Interbank balances (w/o central banks)	9,132	9,132	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	8,535	8,535	−	8,173	−	8,173
Securities borrowed	0	0	−	0	−	0
Loans	431,503	431,503	−	228,513	30,119	258,632
Other assets subject to credit risk[4,5]	96,355	85,106	43,277	902	55	44,234
Total financial assets at amortized cost[3]	711,736	700,487	43,277	237,588	30,174	311,039
Financial assets at fair value through profit or loss[6]
Trading assets	94,757	−	−	2,998	1,248	4,246
Positive market values from derivative financial instruments	343,493	−	262,525	52,329	83	314,937
Non-trading financial assets mandatory at fair value through profit or loss	75,116	−	993	62,036	244	63,273
Of which:
Securities purchased under resale agreement	46,057	−	993	44,967	0	45,960
Securities borrowed	17,009	−	−	16,730	0	16,730
Loans	2,192	−	−	272	244	516
Financial assets designated at fair value through profit or loss	437	−	−	0	0	0
Total financial assets at fair value through profit or loss	513,803	−	263,518	117,363	1,575	382,456
Financial assets at fair value through OCI	55,834	55,834	0	1,581	1,153	2,734
Of which:
Securities purchased under resale agreement	1,543	1,543	−	0	0	0
Securities borrowed	0	0	−	0	0	0
Loans	4,635	4,635	−	1,581	1,153	2,734
Total financial assets at fair value through OCI	55,834	55,834	−	1,581	1,153	2,734
Financial guarantees and other credit related contingent liabilities[7]	47,978	47,978	−	2,327	6,157	8,484
Revocable and irrevocable lending commitments and other credit related commitments[7]	215,877	214,898	−	15,345	5,779	21,124
Total off-balance sheet	263,855	262,876	−	17,672	11,936	29,608

Maximum exposure to credit risk	1,545,228	1,019,197	306,795	374,204	44,838	725,837

[1] Does not include credit derivative notional sold (€ 395,636 million) and credit derivative notional bought protection.
[2] Bought Credit protection is reflected with the notional of the underlying.
[3] All amounts at gross value before deductions of allowance for credit losses.
[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L.
[5] Includes Asset Held for Sale regardless of accounting classification.
[6] Excludes equities, other equity interests and commodities.
[7] Figures are reflected at notional amounts.